UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

Institutional Class Shares

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$10	0.20%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$462,050,970	247	$-	20%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Investment	0.0%
Corporate Obligations	1.7%
U.S. Treasury Obligations	4.0%
Short-Term Investment	5.0%
Residential Mortgaged-Backed Obligations	11.8%
Commercial Mortgage-Backed Obligations	17.4%
Asset-Backed Securities	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	3.0%
CSMC OA, Ser 2014-USA, Cl E	4.373%	09/15/37	2.0%
APL Finance DAC, Ser 2025-1A, Cl D	8.150%	03/20/36	1.7%
Project Silver, Ser 2019-1, Cl C	6.900%	07/15/44	1.7%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.6%
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.5%
NY Commercial Mortgage Trust, Ser 2025-299P, Cl A	5.853%	02/10/47	1.3%
BasePoint MCA Securitization, Ser 2023-1A, Cl B	11.286%	12/17/29	1.2%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.1%
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B	4.391%	06/10/47	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-343-2029

  https://info.loomissayles.com/full-discretion-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-343-2029 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
APRIL 30, 2026

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

Financial Statements (Form N-CSRS Item 7)
Portfolio of Investments	1
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Other Information (Form N-CSRS Items 8-11)	35

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	11.135%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$923,567
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	9.175%, TSFR3M + 5.500%, 01/20/38 (A)(B)	3,609,308
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)	1,277,175
	AASET Trust, Series 2020-1A, Class B
1,641,139	4.335%, 01/16/40 (B)	1,621,797
	Accelerated Assets, Series 2018-1, Class B
83,629	4.510%, 12/02/33 (B)	82,614
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
362,343	9.550%, 11/15/28 (B)	363,489
	AGL CLO 44, Series 2025-44A, Class D1
1,950,000	6.164%, TSFR3M + 2.500%, 10/22/37 (A)(B)	1,920,783
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(D)	7,289,291
	APL Finance DAC, Series 2025-1A, Class D
8,157,000	8.150%, 03/20/36 (B)	8,025,255
	Applebee's Funding, Series 2025-1A, Class A2
1,028,000	6.720%, 06/07/55 (B)	1,030,164
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,964,497
	Avant Credit Card Master Trust, Series 2025-1A, Class F
2,500,000	10.790%, 04/15/31 (B)	2,488,657
	BasePoint MCA Securitization, Series 2023-1A, Class B
5,565,000	11.286%, 12/17/29 (B)	5,537,843
	Basepoint Mca Securitization II, Series 2025-1A, Class C
2,675,000	11.789%, 08/15/31 (B)	2,661,898
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,993,485
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,792,605
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,695,997
	BHG Securitization Trust, Series 2025-2CON, Class E
1,000,000	7.760%, 09/17/36 (B)	993,240
	Birch Grove CLO 6, Series 2025-6A, Class A1R
4,485,000	5.055%, TSFR3M + 1.380%, 07/20/37 (A)(B)	4,493,158
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
1,520,000	9.437%, 05/15/31 (B)	1,520,763
	Biz2Credit Asset Securitization, Series 2024-1A, Class C
500,000	13.727%, 05/15/31 (B)	502,232
	Bridge Street CLO V, Series 2025-1A, Class C1
2,235,000	5.625%, TSFR3M + 1.950%, 04/20/38 (A)(B)	2,230,756

The accompanying notes are an intergral part of the financial statements.

| 1

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	CAL Funding IV, Series 2020-1A, Class B
$537,102	3.500%, 09/25/45 (B)	$518,267
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	785,786
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,269,535
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	580,915
	Castlelake Aircraft Securitization Trust, Series 2019-1A, Class C
4,945,806	6.899%, 04/15/39 (B)	4,451,441
	Castlelake Aircraft Structured Trust, Series 2019-1A, Class E
18,400,000	0.000%, 04/15/39 (A)(B)(C)	2,079,200
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
4,670,000	6.150%, 06/15/39	5,109,059
	CLI Funding VI, Series 2020-3A, Class B
420,350	3.300%, 10/18/45 (B)	391,335
	CLI Funding VIII, Series 2025-R, Class A
1,363,365	6.610%, 06/21/50 (B)	1,348,987
	CLIF Holdings, Series 2025-1H, Class A
2,332,955	6.720%, 12/20/50 (B)	2,313,013
	Clsec Holdings 22T, Series 2021-1, Class C
1,017,197	6.171%, 05/11/37 (B)	996,277
	College Ave Student Loans, Series 2023-A, Class E
789,265	8.490%, 05/25/55 (B)	813,202
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.632%, 05/15/52 (A)(B)	1,169,942
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	501,179
	EDI ABS Issuer 1, Series 2025-1A, Class B
4,590,000	4.550%, 07/25/55 (B)	4,252,578
	Eldridge CLO, Series 2025-1A, Class A1
3,095,000	5.005%, TSFR3M + 1.330%, 10/20/38 (A)(B)	3,099,930
	EverBright Solar Trust, Series 2024-A, Class A
873,513	6.430%, 06/22/54 (B)	735,067
	EWC Master Issuer, Series 2022-1A, Class A2
1,540,000	5.500%, 03/15/52 (B)	1,532,816
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)	1,052,500
	FF Asset Securitization, Series 2025-1A, Class C
3,796,000	11.167%, 12/17/31 (B)	3,770,378
	FHF Issuer Trust, Series 2025-1A, Class A2
2,325,729	4.920%, 02/15/31 (B)	2,325,575
	FHF Issuer Trust, Series 2026-1A, Class C
1,675,000	6.810%, 02/17/32 (B)	1,678,055

The accompanying notes are an intergral part of the financial statements.

2 |

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	First Investors Auto Owner Trust, Series 2022-2A, Class D
$750,000	8.710%, 10/16/28 (B)	$764,511
	Flagship Credit Auto Trust, Series 2022-3, Class C
210,674	4.990%, 07/17/28 (B)	210,943
	Flagship Credit Auto Trust, Series 2022-3, Class D
1,220,000	6.000%, 07/17/28 (B)	1,182,624
	Flagship Credit Auto Trust, Series 2022-4, Class C
133,904	7.710%, 10/16/28 (B)	135,280
	Flagship Credit Auto Trust, Series 2023-1, Class C
425,000	5.430%, 05/15/29 (B)	425,749
	Flagship Credit Auto Trust, Series 2023-3, Class C
625,000	6.010%, 07/16/29 (B)	625,437
	Flagship Credit Auto Trust, Series 2024-3, Class B
270,000	5.350%, 07/16/29 (B)	270,472
	Fora Financial Asset Securitization, Series 2024-1A, Class D
3,000,000	12.010%, 08/15/29 (B)	3,012,730
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	12.560%, 11/15/29 (B)	5,290,804
	Foundation Finance Trust, Series 2024-2A, Class E
996,869	9.350%, 03/15/50 (B)	1,004,055
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,049,116
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,318,729
	Garnet CLO 2, Series 2025-2A, Class D1
1,845,000	6.775%, TSFR3M + 3.100%, 10/20/38 (A)(B)	1,847,766
	Garnet CLO 3, Series 2025-3A, Class D1
4,275,000	6.475%, TSFR3M + 2.800%, 10/20/38 (A)(B)	4,267,399
	GGAM Master Trust International, Series 2025-1A, Class A
2,493,994	5.923%, 09/30/60 (B)	2,482,579
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
964,503	6.276%, 02/25/55 (B)(D)	964,503
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2
3,436,000	8.837%, 02/25/55 (B)(D)	3,436,000
	Global SC Finance X, Series 2025-1H, Class B
1,876,575	7.848%, 09/20/45 (B)	1,866,278
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
199,291	5.570%, 01/25/37 (B)	199,641
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
135,020	8.850%, 09/15/39 (B)	138,716
	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D
778,418	7.380%, 10/25/44 (B)	780,780
	Horizon Aircraft Finance I, Series 2018-1, Class B
1,171,040	5.270%, 12/15/38 (B)	1,149,136

The accompanying notes are an intergral part of the financial statements.

| 3

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	Horizon Aircraft Finance II, Series 2019-1, Class C
$3,861,791	6.900%, 07/15/39 (B)	$3,652,376
	Horizon Aircraft Finance III, Series 2019-2, Class E
3,330,000	0.000%, 11/15/39 (B)(C)	602,730
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
178,053	6.790%, SOFR30A + 3.150%, 05/20/32 (A)(B)	179,570
	Island Finance Trust, Series 2025-1A, Class C
500,000	10.000%, 03/19/35 (B)	504,920
	Kapitus Asset Securitization IV, Series 2024-1A, Class D
1,100,000	9.900%, 09/10/31 (B)	1,097,333
	Kapitus Asset Securitization IV, Series 2025-1A, Class 1D
1,500,000	9.900%, 09/10/31 (B)	1,496,363
	Kapitus Asset Securitization V, Series 2025-1A, Class D
2,500,000	10.920%, 04/10/32 (B)	2,500,930
	Kinetic ABS Issuer, Series 2026-1A, Class C
3,500,000	7.653%, 02/25/56 (B)	3,568,280
	KKR CLO, Series 2018-23, Class F
840,000	11.787%, TSFR3M + 8.112%, 10/20/31 (A)(B)	649,455
	Labrador Aviation Finance, Series 2016-1A, Class A1
2,037,464	4.300%, 01/15/42 (B)	2,139,382
	Labrador Aviation Finance, Series 2016-1A, Class B1
2,847,418	5.682%, 01/15/42 (B)	3,075,297
	LEDN Issuer Trust, Series 2026-1A, Class B
1,880,000	9.792%, 02/25/41 (B)	1,882,001
	Lendmark Funding Trust, Series 2025-1A, Class D
665,000	6.480%, 09/20/34 (B)	675,434
	Lightpath Fiber Issuer, Series 2026-1A, Class B
3,095,000	5.890%, 03/25/56 (B)	3,083,757
	Magnetite XXVII, Series 2025-27A, Class D1RR
915,000	6.325%, TSFR3M + 2.650%, 10/20/38 (A)(B)	910,317
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	253,747
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,431,292
	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C
3,420,000	8.290%, 12/22/31 (B)	3,405,479
	Mission Lane Credit Card Master Trust, Series 2025-A, Class D
3,500,000	8.890%, 05/15/30 (B)	3,504,089
	Neuberger Berman Loan Advisers CLO 59, Series 2025-59A, Class A1
3,810,000	4.956%, TSFR3M + 1.290%, 01/23/39 (A)(B)	3,812,484
	NGC CLO 3, Series 2026-3A, Class D1
1,870,000	7.465%, TSFR3M + 3.800%, 03/30/38 (A)(B)	1,870,000
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	9.925%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,474,968

The accompanying notes are an intergral part of the financial statements.

4 |

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	Octane Receivables Trust, Series 2024-2A, Class E
$1,250,000	9.040%, 07/20/32 (B)	$1,319,203
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,919,250
	OHA Credit Funding, Series 2025-2A, Class AR2
2,300,000	4.912%, TSFR3M + 1.240%, 01/21/38 (A)(B)	2,301,479
	OHA Loan Funding, Series 2025-1A, Class D1R4
2,145,000	6.325%, TSFR3M + 2.650%, 10/19/38 (A)(B)	2,134,050
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	423,619
	Orion CLO 2025-6, Series 2025-6A, Class D1
555,000	6.625%, TSFR3M + 2.950%, 10/20/38 (A)(B)	555,113
	OWN Equipment Fund I, Series 2024-2M, Class A
1,683,576	5.700%, 12/20/32 (B)	1,690,572
	Palmer Square CLO, Series 2025-1A, Class AR
4,205,000	4.925%, TSFR3M + 1.250%, 01/20/38 (A)(B)	4,209,634
	Palmer Square CLO 2023-2, Series 2025-2A, Class DR
680,000	7.075%, TSFR3M + 3.400%, 07/20/38 (A)(B)	683,135
	Perimeter Master Note Business Trust, Series 2025-1A, Class C
5,000,000	8.490%, 12/16/30 (B)	4,913,735
	Polen Capital CLO, Series 2025-2A, Class E
4,300,000	9.660%, TSFR3M + 5.950%, 01/20/39 (A)(B)	4,225,778
	Polen Capital CLO, Series 2025-1A, Class E
3,905,000	9.325%, TSFR3M + 5.650%, 03/06/38 (A)(B)	3,829,177
	Project Silver, Series 2019-1, Class C
8,543,401	6.900%, 07/15/44 (B)	7,796,024
	QTS Issuer ABS II, Series 2025-1A, Class B
730,000	5.778%, 10/05/55 (B)	701,539
	QTS Issuer ABS II, Series 2026-5A, Class B
4,250,000	7.200%, 03/06/56 (B)	4,241,604
	Raptor Aircraft Finance I, Series 2019-1, Class A
1,186,934	4.213%, 08/23/44 (B)	1,133,510
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,515,256
	RFS Asset Securitization V, Series 2025-1, Class D
900,000	11.114%, 05/15/32 (B)	902,938
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	6.587%, TSFR3M + 2.912%, 10/20/30 (A)(B)	250,703
	Rowe CLO 2026-1, Series 2026-1A, Class D1
1,690,000	6.581%, TSFR3M + 2.900%, 04/20/39 (A)(B)	1,698,450
	Santander Bank Auto Credit-Linked Notes Series 2025-A, Series 2025-A, Class G
1,315,000	11.049%, 01/16/34 (B)	1,303,864
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,134,615

The accompanying notes are an intergral part of the financial statements.

| 5

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	SBNA Auto Receivables Trust, Series 2025-SF1, Class F
$1,000,000	8.710%, 06/15/33 (B)	$993,964
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,525,161
	Securitized Term Auto Receivables Trust, Series 2025-A, Class D
519,338	6.746%, 07/25/31 (B)	528,939
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
284,819	9.800%, 01/20/40 (B)	297,743
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
335,004	8.020%, 01/20/43 (B)	341,405
	SLAM, Series 2025-1
2,981,378	6.472%, 12/15/50 (B)	2,942,110
	Stack Infrastructure Issuer, Series 2025-1A, Class A2
1,765,000	5.000%, 05/25/50 (B)	1,710,649
	Stellar Jay Ireland DAC, Series 2021-1, Class A
48,741	3.967%, 10/15/41 (B)	48,416
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
3,891,508	11.400%, 07/15/44 (B)	4,279,274
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
936,692	9.050%, 02/15/45 (B)	977,486
	Stream Innovations Issuer Trust, Series 2025-1A, Class D
601,263	8.400%, 09/15/45 (B)	607,907
	Sunnova Helios II Issuer, Series 2018-1A, Class A
125,584	4.870%, 07/20/48 (B)	120,898
	Sunnova Helios II Issuer, Series 2019-AA, Class A
364,205	3.750%, 06/20/46 (B)	335,632
	Sunnova Helios V Issuer, Series 2021-A, Class B
2,822,775	3.150%, 02/20/48 (B)	1,469,549
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
3,147,308	5.300%, 02/20/51 (B)	2,702,694
	Sunrun Atlas Issuer, Series 2019-2, Class A
2,555,432	3.610%, 02/01/55 (B)	2,473,080
	Sunrun Demeter Issuer, Series 2021-2A, Class A
477,215	2.270%, 01/30/57 (B)	434,414
	Sunrun Vulcan Issuer, Series 2021-1A, Class A
769,821	2.460%, 01/30/52 (B)	703,691
	Sycamore Tree CLO, Series 2024-1A, Class ER
3,750,000	10.515%, TSFR3M + 6.840%, 01/20/38 (A)(B)	3,452,010
	Symetra CLO, Series 2025-1A, Class E
4,000,000	9.425%, TSFR3M + 5.750%, 04/20/38 (A)(B)	3,906,564
	Textainer Marine Containers VII, Series 2021-1A, Class B
408,984	2.520%, 02/20/46 (B)	383,388
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
76,367	4.750%, 11/15/39 (B)	74,940

The accompanying notes are an intergral part of the financial statements.

6 |

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	TIC Home Improvement Trust, Series 2024-A, Class C
$1,145,000	11.730%, 10/15/46 (B)	$1,161,659
	TMCL VII Holdings, Series 2025-1H, Class B
2,713,941	8.060%, 07/23/50 (B)	2,702,670
	TPG CLO 2026-3, Series 2026-3A, Class D1
2,580,000	7.158%, TSFR3M + 3.450%, 04/21/39 (A)(B)	2,580,000
	Uniti Fiber Abs Issuer, Series 2025-2A, Class C
2,000,000	7.834%, 01/20/56 (B)	2,047,173
	US Bank, Series 2026-RVM1, Class E
4,375,792	7.880%, 12/25/46 (B)	4,330,372
	Vivint Solar Financing V, Series 2018-1A, Class A
906,536	4.730%, 04/30/48 (B)	888,201
	Volofin Finance Designated Activity, Series 2024-1A, Class B
548,886	6.211%, 06/15/37 (B)	560,780
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	2,973,658
	WAVE, Series 2019-1, Class C
2,499,506	6.413%, 09/15/44 (B)	2,301,573
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,182,479	3.104%, 05/15/46 (B)	1,111,055
	Willis Engine Structured Trust VII, Series 2023-A, Class A
172,484	8.000%, 10/15/48 (B)	175,545
	Total Asset-Backed Securities
	(Cost $266,731,585)	276,012,911

Commercial Mortgage-Backed Obligations — 17.4%
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.249%, 07/05/40 (A)(B)	3,713,393
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	882,346
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.678%, 06/05/30 (A)(B)	1,379,960
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	893,455
	BFLD Commercial Mortgage Trust, Series 2025-660F, Class D
620,000	6.405%, TSFR1M + 2.750%, 11/15/42 (A)(B)	620,387
	BPR Trust, Series 2021-NRD, Class E
2,030,000	9.276%, TSFR1M + 5.621%, 12/15/38 (A)(B)	2,014,641
	BPR Trust, Series 2021-NRD, Class F
2,545,000	10.525%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,503,465
	BPR Trust, Series 2022-SSP, Class D
2,170,000	10.286%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,153,235
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.591%, 11/13/46 (A)(B)	747,716

The accompanying notes are an intergral part of the financial statements.

| 7

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 17.4% (continued)
	BX Trust, Series 2025-VLT7, Class B
$1,000,000	5.655%, TSFR1M + 2.000%, 07/15/44 (A)(B)	$997,812
	BX Trust, Series 2025-DELC, Class C
1,725,000	5.855%, TSFR1M + 2.200%, 12/15/42 (A)(B)	1,725,000
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
915,044	7.269%, TSFR1M + 3.614%, 11/15/31 (A)(B)	140,851
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,228,132	8.269%, TSFR1M + 4.614%, 11/15/31 (A)(B)	114,401
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.866%, 05/10/47 (A)(B)	4,460,739
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.291%, 10/15/45 (A)(B)	834,069
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,592,086	5.563%, 12/10/44 (A)(B)	1,272,092
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
319,529	3.968%, 08/10/47	315,538
	COMM Mortgage Trust, Series 2024-CBM, Class A2
1,065,000	5.867%, 12/10/41 (A)(B)	1,065,913
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	838,054
	CSMC OA, Series 2014-USA, Class D
955,000	4.373%, 09/15/37 (B)	795,692
	CSMC OA, Series 2014-USA, Class E
11,475,000	4.373%, 09/15/37 (B)	9,159,090
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.141%, 09/12/40 (A)(B)	1,525,627
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.379%, 09/12/40 (A)(B)	1,375,738
	Extended Stay America Trust, Series 2025-ESH, Class A
414,147	4.955%, TSFR1M + 1.300%, 10/15/42 (A)(B)	414,663
	Extended Stay America Trust, Series ESH2, Class E
3,723,506	6.555%, TSFR1M + 2.900%, 02/15/43 (A)(B)	3,737,469
	GFH Mortgage Trust, Series 2025-IND, Class A
3,330,000	5.148%, 06/15/33 (B)	3,317,763
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
75,805	5.389%, 08/10/44 (A)(B)	73,845
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.550%, 03/05/33 (A)(B)	798,985
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.983%, 07/10/46 (A)(B)	570,344
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
6,605,000	4.391%, 06/10/47 (A)	5,159,912
	GS Mortgage Securities Trust, Series BWTR, Class A
2,800,993	2.954%, 11/05/34 (B)	2,456,681

The accompanying notes are an intergral part of the financial statements.

8 |

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 17.4% (continued)
	GS Mortgage Securities Trust, Series GC22, Class D
$3,000,000	4.716%, 06/10/47 (A)(B)	$389,820
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,232,958
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
945,000	3.958%, 04/15/46 (A)	274,069
	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,415,295
	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.210%, 08/15/46 (A)	2,064,567
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A)(B)	1,971,175
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.422%, 10/15/30 (A)(B)	64,229
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.422%, 10/15/30 (A)(B)	2,958
	NY Commercial Mortgage Trust, Series 2025-299P, Class A
5,970,000	5.853%, 02/10/47 (A)(B)	6,191,767
	Starwood Retail Property Trust, Series 2014-STAR, Class A
323,792	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)	194,269
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	15,925
	Starwood Retail Property Trust, Series 2014-STAR, Class F
34,224	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	34
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.406%, 12/15/51 (A)	1,727,496
	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.221%, 11/15/59 (A)	424,822
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	6.050%, 03/15/44 (A)(B)	307,729
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
431,863	5.151%, 06/15/44 (A)(B)	424,564
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	5.151%, 06/15/44 (A)(B)	1,605,744
	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
1,074,628	4.288%, 08/15/46 (A)	1,047,773
	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.424%, 12/15/45 (A)	1,805,154
	Total Commercial Mortgage-Backed Obligations
	(Cost $89,677,392)	80,219,224

The accompanying notes are an intergral part of the financial statements.

| 9

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.8%
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
$119,660	6.000%, 09/25/34 (E)	$121,576
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
77,821	5.750%, 01/25/35 (E)	77,776
	Alternative Loan Trust, Series 2004-14T2, Class A11
135,003	5.500%, 08/25/34 (E)	134,520
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
191,205	5.500%, 10/25/33 (E)	193,211
	Banc of America Funding Trust, Series 2005-7, Class 3A1
203,158	5.750%, 11/25/35 (E)	207,343
	Banc of America Funding Trust, Series 2007-4, Class 5A1
46,589	5.500%, 11/25/34 (E)	40,994
	CAFL Issuer, Series 2026-R1, Class A2
4,565,000	10.054%, 03/25/36 (B)(D)	4,548,329
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
167,239	5.950%, 08/25/34 (A)(E)	164,141
	CIM TRUST, Series 2022-R2, Class A1
678,386	3.750%, 12/25/61 (A)(B)	641,178
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
397,444	5.370%, 08/25/35 (A)(E)	322,367
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
116,082	6.266%, 09/25/34 (A)(B)(E)	107,616
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
176,803	6.040%, T1Y + 2.400%, 11/25/35 (A)(B)(E)	173,763
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	901,237
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	6.745%, SOFR30A + 3.100%, 10/25/41 (A)(B)	737,114
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
385,955	6.160%, 12/25/33 (D)(E)	383,127
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
18,102	4.119%, TSFR1M + 0.464%, 06/25/34 (A)(E)	16,892
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,862,037
	FHLMC REMIC, Series 2023-5365, Class LY
2,058,271	6.500%, 12/25/53	2,150,572
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	8.645%, SOFR30A + 5.000%, 03/25/52 (A)(B)	1,936,480
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
406,039	5.491%, 10/25/34 (A)(E)	396,110
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
775,680	3.644%, 08/25/35 (A)	559,738
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
672,812	6.000%, 09/25/34	695,411

The accompanying notes are an intergral part of the financial statements.

10 |

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.8% (continued)
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
$48,146	6.000%, 10/25/37 (E)	$45,905
	Lehman XS Trust, Series 2006-2N, Class 1A1
365,614	4.289%, TSFR1M + 0.634%, 02/25/46 (A)(E)	339,859
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
581,666	4.204%, 03/25/35 (A)(E)	521,461
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
239,689	6.349%, 04/25/36 (A)(E)	233,604
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
132,972	5.250%, 11/25/33 (E)	133,969
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,476,868	5.500%, 03/25/34	1,342,966
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
101,569	5.500%, 06/25/34 (E)	102,490
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
130,204	6.000%, 06/25/34 (E)	133,506
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
368,777	6.000%, 09/25/34 (E)	371,759
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	611,043
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
88,191	5.500%, 11/25/35 (E)	77,033
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.875%, 01/25/64 (A)(B)	948,245
	NYMT Loan Trust Series, Series 2024-BPL2, Class M
4,250,000	8.410%, 05/25/39 (B)	4,282,217
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
2,470,000	6.903%, 09/25/39 (A)(B)	2,473,586
	PRET, Series 2025-NPL8, Class A1
2,847,470	5.732%, 08/25/55 (B)(D)	2,855,310
	PRPM, Series 2025-2, Class A2
4,085,000	9.560%, 05/25/30 (B)(D)	4,065,925
	RCO VIII Mortgage, Series 2025-3, Class A2
958,000	8.836%, 05/25/30 (B)(D)	959,027
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,370,992	5.019%, 03/25/35 (A)	845,118
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,760,807
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,433,024	4.079%, TSFR1M + 0.424%, 07/25/35 (A)	1,387,309
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	945,279
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	432,276

The accompanying notes are an intergral part of the financial statements.

| 11

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.8% (continued)
	Towd Point Mortgage Trust, Series 2019-2, Class M1
$890,000	3.750%, 12/25/58 (A)(B)	$778,474
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,834,524
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
3,610,000	7.415%, 07/25/39 (B)(D)	3,625,836
	Total Residential Mortgage-Backed Obligations
	(Cost $55,989,891)	54,479,060

U.S. Treasury Obligations — 4.0%
	U.S. Treasury Notes
13,826,000	3.875%, 03/31/31	13,734,187
4,633,000	3.500%, 03/15/29	4,581,964
	Total U.S. Treasury Obligations
	(Cost $18,388,747)	18,316,151

Corporate Obligations — 1.7%
	CHOL Aviation
2,189,905	7.134%, 08/30/34 (E)	2,138,223
	Gitsit Solutions
2,875,000	8.000%, 11/15/29 (B)	2,879,313
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,892,844
	Total Corporate Obligations
	(Cost $8,064,811)	7,910,380

Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
9,000,000	03/15/40 (C)(E)	—
	Total Other Investment
	(Cost $9,000,000)	—

Shares
Short-Term Investment — 5.0%
	First American Treasury Obligations Fund, X Class
23,215,302	3.590%,	23,215,302
	Total Short-Term Investment
	(Cost $23,215,302)	23,215,302
	Total Investments — 99.6%
	(Cost $471,067,728)	460,153,028
	Other Assets and Liabilities, net — 0.4%	1,897,942
	Net Assets — 100.0%	$462,050,970

The accompanying notes are an intergral part of the financial statements.

12 |

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at April 30, 2026, was $372,613,733, representing 80.6% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.

CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
Ltd. — Limited
REMIC — Real Estate Mortgage Investment Conduit
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
T1Y — Secured Overnight Financing 12 Month
TSFR1M — Term Secured Overnight Financing Rate 1 Months
TSFR3M — Term Secured Overnight Financing Rate 3 Months

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026, at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$276,012,911	$—		$276,012,911
Commercial Mortgage-Backed Obligations	—	80,203,265	15,959		80,219,224
Residential Mortgage-Backed Obligations	—	50,180,038	4,299,022		54,479,060
U.S. Treasury Obligations	—	18,316,151	—		18,316,151
Corporate Obligations	—	5,772,157	2,138,223		7,910,380
Other Investment	—	—	—	^	—	^
Short-Term Investment	—	23,215,302	—		23,215,302
Total Investments in Securities	$—	$453,699,824	$6,453,204		$460,153,028

The accompanying notes are an intergral part of the financial statements.

| 13

Portfolio of Investments — as of April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Asset-Backed Securities	Investments In Commercial Mortgage-Backed Obligations	Investments In Residential Mortgage-Backed Obligations	Investments In Corporate Obligations	Investments In Other Investment		Total
Balance as of November 1, 2025	$2,247,573	$15,959	$—	$—	$—	^	$2,263,532
Accrued discounts/premiums	229,148	11,115	(18,488)	—	—		221,775
Realized gain/(loss)	—	—	10,165	—	—		10,165
Change in unrealized appreciation/(depreciation)	(254,516)	(11,115)	13,141	(51,682)	—		(304,172)
Purchases	2,789,400	—	—	2,200,000	—		4,989,400
Sales	—	—	(481,946)	(10,095)	—		(492,041)
Net transfer into Level 3	—	—	4,776,150	—	—		4,776,150
Net transfer out of Level 3	(5,011,605)	—	—	—	—		(5,011,605)
Ending Balance as of April 30, 2026	—	15,959	4,299,022	2,138,223	—	^	6,453,204
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(254,516)	$(11,115)	$13,141	$(51,682)	$—		$(304,172)

^	Includes security valued at zero.

During the period ended April 30, 2026, there were transfers in and out of level 3 due to updated observable inputs.

For the period ended April 30, 2026, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

14 |

Statement of Assets and Liabilities (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$471,067,728
Investments at value	$460,153,028
Interest receivable	1,998,146
Receivable from Investment Adviser	5,146
Prepaid expenses	25,961
TOTAL ASSETS	462,182,281
LIABILITIES
Administration fees payable	45,417
Pricing fees payable	19,971
Legal fees payable	14,486
Printing fees payable	11,599
Custody fees payable	11,274
Transfer agent fees payable	10,160
Chief Compliance Officer fees payable	5,263
Trustees’ fees payable	5,098
Other accounts payable and accrued expenses	8,043
TOTAL LIABILITIES	131,311
NET ASSETS	$462,050,970
NET ASSETS CONSIST OF:
Paid-in capital	$445,238,839
Total distributable earnings	16,812,131
NET ASSETS	$462,050,970
Institutional Class:
Net assets	$462,050,970
Outstanding shares of beneficial interest (unlimited authorization - no par value)	41,957,702
Net asset value, offering and redemption price per share	$11.01

The accompanying notes are an integral part of the financial statements.

| 15

Statement of Operations (Unaudited)

For the six-months ended April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$37,270,121
Total Income	37,270,121
Expenses
Administration fees	267,255
Trustees’ fees	9,282
Chief Compliance Officer fees	4,559
Pricing fees	39,779
Transfer agent fees	31,599
Audit fees	24,017
Legal fees	21,527
Custodian fees	17,421
Registration fees	12,124
Shareholder reporting fees	6,875
Other expenses	9,638
Total expenses	444,076
Less:
Reimbursement of expenses (Refer to Note 5)	(5,180)
Net Expenses	438,896
Net investment income	36,831,225

NET REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	2,433,086
Net change in unrealized depreciation on investments	(19,965,829)
Net realized and unrealized loss	(17,532,743)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,298,482

The accompanying notes are an integral part of the financial statements.

16 |

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
FROM OPERATIONS:
Net investment income	$36,831,225	$35,225,670
Net realized gain/(loss)	2,433,086	(719,375)
Net change in unrealized appreciation/(depreciation)	(19,965,829)	22,780,038
Net increase in net assets resulting from operations	19,298,482	57,286,333

DISTRIBUTIONS:	(21,309,967)	(31,229,140)

CAPITAL SHARE TRANSACTIONS:(1)
Issued	6,300,000	2,900,000
Reinvestment of distributions	21,309,967	31,229,140
Net increase in net assets from capital share transactions	27,609,967	34,129,140
Net increase in net assets	25,598,482	60,186,333
NET ASSETS:
Beginning of the year/period	436,452,488	376,266,155
End of the year/period	$462,050,970	$436,452,488

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

| 17

Financial Highlights

For a share outstanding throughout the years/period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the year/period	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital
04/30/26@	$11.06	$0.91	$(0.44)	$0.47	$(0.39)	$(0.13)	$–
10/31/25	10.37	0.93	0.58	1.51	(0.77)	(0.05)	–
10/31/24	9.37	0.86	0.90	1.76	(0.76)	—	–
10/31/23	9.31	0.64	0.07	0.71	(0.65)	—	–
10/31/22	10.55	0.46	(1.11)	(0.65)	(0.49)	(0.10)	–
10/31/21	10.12	0.55	0.44	0.99	(0.47)	(0.09)	–

(a)	Per share data calculated using average shares method.
(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Had certain expenses not been waived/reimbursed during the year, if applicable, total returns would have been lower.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.
@	For the six-months ended April 30, 2026 (Unaudited). All ratios have been annualized.

Amounts designated as “-“ are $0 or have been rounded to $0.

18 |

Total distributions	Net asset value, end of the year/ period	Total return (%) †(b)	Net assets, end of the year/ period (000's)	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly) (%)	Ratio of net investment income to average net assets (%)	Portfolio turnover rate (%)†
$(0.52)	$11.01	4.41	$462,051	0.20	0.20	16.54	20
(0.82)	11.06	15.08	436,452	0.20	0.22	8.59	41
(0.76)	10.37	19.46	376,266	0.20	0.24	8.66	39
(0.65)	9.37	7.81	312,261	0.20	0.27	6.76	23
(0.59)	9.31	(6.36)	277,830	0.20	0.27	4.67	19
(0.56)	10.55	10.01	254,802	0.20	0.26	5.28	42

The accompanying notes are an integral part of the financial statements.

| 19

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

a. Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

20 |

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Loomis, Sayles & Company, L.P. (the “Adviser”) and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

| 21

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2026. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Asset Categories	Fair Value at April 30, 2026		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)/Weighted Average Value (If applicable)
Commercial Mortgage-Backed Obligations	$15,959		Cash Flow Pricing	Constant Default Rate/Lag Time/Loss Adjusted Spread	100%/23 Months/2,000 bps – 2,900 bps
Other Investment	$—	^	Liquidity Waterfall	Discount Rate	0.00%

^	Includes security valued at zero.

Level 3 securities with a total value of $6,453,204 have been valued using third party pricing information without adjustment and are excluded from the table above.

22 |

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

c.  Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

d.   Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e.   Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f.    Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

| 23

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

g.   Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

h.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.   Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.  Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended April 30, 2026, the Fund paid $267,255 for these services.

24 |

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund. If advisory fee were charged within the Fund, the total return would have been lower.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board. Refer to reimbursement of expenses on the Statement of Operations for fees waived for the six-months ended April 30, 2026.

6. Share Transactions.

	Six-Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS:
Issued	571,688	268,022
Reinvestment of distributions	1,937,134	2,879,726
Net share transactions	2,508,822	3,147,748

| 25

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2026, were as follows:

	U.S. Government	Other
Purchases	$18,387,688	$95,500,499
Sales	$899,936	$74,492,423

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and collateralized loan obligation basis adjustments. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or paid in capital accounts.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2025 and the year ended October 31, 2024, were as follows:

	Ordinary Income	Return of Capital	Total
2025	$31,229,140	$–	$31,229,140
2024	26,565,252	–	26,565,252

As of October 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$5,863,198
Undistributed Long-Term Capital Gain	2,569,402
Net Unrealized Appreciation	12,986,996
Other Temporary Differences	(2,595,980)
Total Distributable Earnings	$18,823,616

Other temporary differences primarily consist of book/tax differences on distribution payable which are temporary adjustments for Federal income tax purposes in the current year. The Fund had no capital loss carryforwards at October 31, 2025.

26 |

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$471,067,728	$15,395,288	$(26,309,988)	$(10,914,700)

Federal tax cost varies primarily due to the collateralized loan obligations.

9. Risks.

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Interest Rate Risk. As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund’s share price to fall.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company’s interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

| 27

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Concentration Risk. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

High Yield Bond Risk. High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

28 |

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below “B” are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages (“ARMs”), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as “negative amortization payments”). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

| 29

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ or “Alt-A” loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

30 |

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

Collateralized Loan Obligations (“CLOs”) Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

| 31

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

32 |

Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

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Notes to Financial Statements (Unaudited)

April 30, 2026

Loomis Sayles Full Discretion Institutional Securitized Fund

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Fund. Please refer to the Fund’s current prospectus and Statement of Additional Information for a discussion of the risks associated with investing in the Fund.

10.  Concentration of Shareholders. At April 30, 2026, 73% of Institutional Class total shares outstanding were held by three shareholders of record owning 10% or greater of the aggregate total shares outstanding.

11.  Indemnifications. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.  Recent Accounting Pronouncement. The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

13.  Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

34 |

Other Information (Form N-CSRS Items 8-11)

April 30, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

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LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, Missouri 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026